Research and Development Costs (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Research And Development Expense [Abstract]
Summary of Research and Development Costs
Research and development costs are specified by their nature in the following table:

	2020	2019	2018
	(EUR’000)
Research and development costs
Employee costs	92,468	61,890	34,146
Depreciation	7,311	5,282	827
External costs	161,125	124,449	105,308

Total research and development costs	260,904	191,621	140,281